Derivative Instruments (Tables)	6 Months Ended
Jun. 30, 2026
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of fair value of derivative contracts
	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	June 30, 2026
	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	788	(61)

Total derivatives	788	(61)

	Other accounts receivable and prepaid expenses	Other accounts payable and accrued expenses
	December 31, 2025
	$ thousands
Derivatives designated as hedging instruments:
Currency forward contracts	1,242	(2)

Total derivatives	1,242	(2)

Schedule of notional amounts of outstanding derivative contracts
	June 30, 2026	December 31, 2025
	$ thousands	$ thousands

Derivatives designated as hedging instruments
Currency forward contracts	23,975	16,641

Total derivatives	23,975	16,641

Schedule of derivative contracts on unaudited consolidated statements of operations
	Six months ended June 30
	2026	2025
	$ thousands	$ thousands

Cost of revenues	323	115
Research and development, net	1,064	347
Sales and marketing	329	109
General and administrative	486	162

Total	2,202	733